Supplement dated September 1, 2026, to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2026, as may be revised or supplemented from time to time.

Loomis Sayles Small Cap Value Fund

(the “Fund”)

Effective immediately, Jeffrey Schwartz has elected to retire and will no longer serve as a Portfolio Manager of the Fund.

Accordingly, effective immediately, all references and corresponding disclosures related to Mr. Schwartz in the Fund’s Summary Prospectus, Prospectus and SAI will be deleted.

Joseph R. Gatz will remain as Portfolio Manager of the Fund and continue to lead the investment team.

Additionally, effective immediately, Zachary W. Borovik and Nathan Henderson will join the portfolio management team as Portfolio Managers alongside Mr. Gatz.

Accordingly, effective immediately, the information under the subsection “Portfolio Managers” in the “Management” section in the Fund’s Summary Prospectus is revised to include the following:

Zachary W. Borovik, CFA®, Portfolio Manager at Loomis Sayles, has served as Portfolio Manager of the Fund since 2026.

Nathan Henderson, CFA®, Portfolio Manager at Loomis Sayles, has served as Portfolio Manager of the Fund since 2026.

Effective immediately, the subsection “Portfolio Managers” under the section “Management” in the Prospectus is revised to include the following:

Zachary W. Borovik, CFA® has served as a Portfolio Manager of the Loomis Sayles Small Cap Value Fund since 2026. Mr. Borovik, Portfolio Manager at Loomis Sayles, began his investment career and joined Loomis Sayles in 2016. Mr. Borovik received his B.A. from Michigan State University and an M.B.A. from Indiana University. He holds the designation of Chartered Financial Analyst® and has over 11 years of investment experience.

Nathan Henderson, CFA® has served as a Portfolio Manager of the Loomis Sayles Small Cap Value Fund since 2026. Mr. Henderson, Portfolio Manager at Loomis Sayles, began his investment career in 2007 and joined Loomis Sayles in 2013. Mr. Henderson received his B.A. from Spring Arbor University and an M.B.A. from the University of Wisconsin at Madison. He holds the designation of Chartered Financial Analyst® and has over 19 years of investment experience.

Effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Borovik and Mr. Henderson as of June 30, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Zachary W. Borovik	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Nathan Henderson	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2026, Mr. Borovik and Mr. Henderson had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested[1]
Zachary W. Borovik	Loomis Sayles Small Cap Value Fund	E
Nathan Henderson	Loomis Sayles Small Cap Value Fund	E

1A. None

B. $1 – $10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000